Earnings Per Common Share (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Earnings Per Share [Abstract]
Net income	$ 3,184,064	$ (3,321,992)
Weighted average common shares outstanding – basic	52,327,088	12,400,366
Basic income (loss) per common share	$ 0.06	$ (0.27)
Potential shares from in-the-money options	8,030,904
Potential shares from in-the-money warrants	26,518,195
Potential shares from converted restricted stock units	1,765,649
Less: Shares assumed repurchased under the Treasury Stock Method	(25,241,756)
Weighted average common shares outstanding – diluted	63,400,080	12,400,366
Diluted income (loss) per common share	$ 0.05	$ (0.27)